Provisions	6 Months Ended
Jun. 30, 2020
Provisions
Provisions

20.Provisions

	Current liabilities		Non-current liabilities
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Payroll, related charges and other remunerations	496	790	—	—
Onerous contracts	57	57	855	866
Environmental obligations	98	146	235	243
Asset retirement obligations	126	158	3,375	3,802
Provisions for litigation (note 21)	—	—	1,144	1,462
Employee postretirement obligations (note 22)	73	79	2,199	2,120
Provisions	850	1,230	7,808	8,493